Income (Loss) Per Limited Partner Unit (Basic And Diluted Income (Loss) From Continuing Operations) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Net income allocated to limited partners	$ 27		$ 57
Diluted income from continuing operations amount	22		47
Basic income from continuing operations units	167,492,735		145,490,869
Diluted income from continuing operations units	172,385,614		150,290,838
Basic and diluted income from continuing operations per common unit	$ 0.16		$ 0.39
Diluted income from continuing operations per common unit	$ 0.13		$ 0.32
Common Unit Options
Income allocated to dilutive securities	0		0
Dilutive securities, effect on basic earnings per share, other	10,854		19,192
Phantom Units
Income allocated to dilutive securities	0	[1]	0	[1]
Dilutive securities, effect on basic earnings per share, other	223,325	[1]	148,388	[1]
Series A Preferred Units
Income allocated to dilutive securities	$ (5)		$ (10)
Dilutive securities, effect on basic earnings per share, other	4,658,700		4,632,389

[1]	Amount assumes maximum conversion rate for market condition awards.